Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Transportation Portfolio
May 31, 2024
TRN-NPRT1-0724
1.802192.120
Common Stocks - 100.1%
	Shares	Value ($)
Air Freight & Logistics - 21.8%
Air Freight & Logistics - 21.8%
Air Transport Services Group, Inc. (a)(b)	119,313	1,610,726
C.H. Robinson Worldwide, Inc.	92,051	7,950,445
Expeditors International of Washington, Inc.	65,561	7,926,325
FedEx Corp.	118,299	30,043,214
Forward Air Corp. (b)	20,484	344,131
GXO Logistics, Inc. (a)	41,113	2,065,106
Hub Group, Inc. Class A	44,098	1,902,829
United Parcel Service, Inc. Class B	494,347	68,679,629
		120,522,405
Energy Equipment & Services - 0.7%
Oil & Gas Equipment & Services - 0.7%
Tidewater, Inc. (a)	38,000	3,926,540
Ground Transportation - 48.3%
Cargo Ground Transportation - 7.0%
ArcBest Corp.	36,800	3,883,136
Knight-Swift Transportation Holdings, Inc. Class A	97,835	4,720,539
Ryder System, Inc.	52,922	6,428,435
Saia, Inc. (a)	36,887	15,104,489
TFI International, Inc. (Canada)	31,900	4,220,878
U-Haul Holding Co. (non-vtg.)	70,708	4,298,339
		38,655,816
Passenger Ground Transportation - 15.5%
Avis Budget Group, Inc.	8,000	909,840
Hertz Global Holdings, Inc. (a)(b)	81,700	356,212
Lyft, Inc. (a)	204,093	3,185,892
Uber Technologies, Inc. (a)	1,265,332	81,689,834
		86,141,778
Rail Transportation - 25.8%
CSX Corp.	511,797	17,273,149
Norfolk Southern Corp.	120,203	27,021,634
Union Pacific Corp.	422,704	98,413,945
		142,708,728
TOTAL GROUND TRANSPORTATION		267,506,322
Marine Transportation - 6.8%
Marine Transportation - 6.8%
Kirby Corp. (a)	226,888	28,172,683
Matson, Inc.	37,395	4,794,039
Navios Maritime Partners LP	32,000	1,581,760
Star Bulk Carriers Corp.	124,371	3,367,967
		37,916,449
Oil, Gas & Consumable Fuels - 4.3%
Oil & Gas Storage & Transportation - 4.3%
Cool Co. Ltd. (b)	106,474	1,334,889
DHT Holdings, Inc.	391,692	4,739,473
Frontline PLC (NY Shares)	60,522	1,713,983
Hafnia Ltd.	361,247	3,174,577
International Seaways, Inc.	184,658	11,895,668
Scorpio Tankers, Inc.	8,896	730,095
		23,588,685
Passenger Airlines - 18.2%
Passenger Airlines - 18.2%
Alaska Air Group, Inc. (a)	398,342	16,738,331
Allegiant Travel Co.	16,200	861,840
Copa Holdings SA Class A	209,931	20,411,591
Delta Air Lines, Inc.	545,416	27,827,124
Frontier Group Holdings, Inc. (a)(b)	185,311	1,013,651
Hawaiian Holdings, Inc. (a)	235,700	3,219,662
Joby Aviation, Inc. (a)(b)	118,114	575,215
Ryanair Holdings PLC sponsored ADR	24,000	2,919,360
SkyWest, Inc. (a)	188,280	14,058,868
Southwest Airlines Co.	148,335	3,981,311
Spirit Airlines, Inc. (b)	154,600	564,290
Sun Country Airlines Holdings, Inc. (a)	591,856	6,267,755
United Airlines Holdings, Inc. (a)	41,099	2,177,836
		100,616,834
TOTAL COMMON STOCKS (Cost $352,107,367)		554,077,235

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	464	464
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	3,876,727	3,877,114
TOTAL MONEY MARKET FUNDS (Cost $3,877,578)		3,877,578

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $355,984,945)	557,954,813
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(4,538,165)
NET ASSETS - 100.0%	553,416,648

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	3,380,863	18,523,713	21,904,114	80,385	2	-	464	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	3,404,600	20,381,880	19,909,366	19,854	-	-	3,877,114	0.0%
Total	6,785,463	38,905,593	41,813,480	100,239	2	-	3,877,578

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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